UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 04020

Morgan Stanley California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Income Fund

Portfolio of Investments March 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	California Tax-Exempt Municipal Bonds (96.4%)
	General Obligation (11.5%)
	California,
$5,000	Ser 1990	7.00%		08/01/07	$5,216,500
5,000	Ser 1990	7.00		08/01/08	5,364,350
3,210	Ser 1996 (Ambac)	5.25		06/01/21	3,250,029
535	Various Purpose Dtd 04/01/93 (FSA)	5.50		04/01/19	540,115
5,000	Various Purpose Dtd 04/01/02	6.00		04/01/19	5,788,300
5,000	Various Purpose Dtd 12/01/05	5.00		03/01/27	5,187,900
2,000	Veterans Ser AT	9.50		02/01/10	2,384,640
2,400	Veterans Ser BH (AMT) (FSA)	5.40		12/01/16	2,505,336
3,000	Chino Valley Unified School District, 2002 Election 2005 Ser C (MBIA)	5.25		08/01/30	3,222,990
3,000	Huntington Beach Union High School District, Ser 2004 (FSA)	5.00		08/01/27	3,127,440
5,000	Los Angeles, Ser 2004 A (MBIA)	5.00		09/01/24	5,232,200
5,000	Los Angeles Unified School District, 2003 Ser A (FSA)	5.25		07/01/20	5,382,800
5,000	San Francisco, Laguna Honda Hospital Ser 2005 I (FSA)	5.00		06/15/30	5,181,750
	Puerto Rico,
8,000	Public Impr Ser 1999	4.75		07/01/23	8,002,480
3,000	Public Impr Ser 1999 (Secondary MBIA)	4.875		07/01/23	3,080,520
60,145					63,467,350

	Educational Facilities Revenue (4.5%)
	California Educational Facilities Authority,
2,000	California College of Arts Ser 2005	5.00		06/01/35	1,992,260
3,000	Mills College Ser 2005 A	5.00		09/01/29	3,052,860
2,000	Mills College Ser 2005 A	5.00		09/01/34	2,029,640
3,000	Pitzer College Ser 2005 A	5.00		04/01/35	3,042,330
4,240	University of Redlands Ser 2005 A	5.00		10/01/35	4,302,455
5,000	University of San Diego Ser 1998 (Ambac)	5.00		10/01/22	5,192,200
5,000	University California, Ser 2003 Q (FSA)	5.00		09/01/24	5,198,450
24,240					24,810,195

	Electric Revenue (7.4%)
25,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA)	5.25		07/01/22	26,453,000
	Southern California Public Power Authority,
3,500	Mead-Adelanto 1994 Ser A (Ambac)	6.67	‡	07/01/15	4,097,135
2,500	Mead-Phoenix 1994 Ser A (Ambac)	6.59	‡	07/01/15	2,926,525
2,750	Transmission Refg Ser 2002 A (FSA)	5.25		07/01/18	2,955,563
	Puerto Rico Electric Power Authority,
2,000	Power Ser II (MBIA)	5.375		07/01/19	2,171,780
2,000	Power Ser NN	5.125		07/01/29	2,072,820
37,750					40,676,823

	Hospital Revenue (14.9%)
8,000	Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)	5.20		01/01/20	8,341,280
	California Health Facilities Financing Authority,
4,000	Cedars-Sinai Medical Center Ser 2005	5.00		11/15/27	4,071,680
5,000	Cedars-Sinai Medical Center Ser 2005	5.00		11/15/34	5,074,150
2,500	Sutter/CHS Ser 1996 A (MBIA)	5.875		08/15/16	2,569,850
5,000	California Infrastructure & Economic Development Bank, Kaiser Assistance Ser 2001 A	5.55		08/01/31	5,265,800
	California Statewide Communities Development Authority,
5,000	Adventist Healthwest 2005 Ser A	5.00		03/01/30	5,059,000
1,595	Cedars-Sinai Medical Center Ser 1992 COPs	6.50		08/01/12	1,710,239
3,000	Daughters of Charity Health Ser 2005 A	5.25		07/01/30	3,080,490

2,500	Daughters of Charity Health Ser 2005 A	5.25		07/01/35	2,563,325
1,630	Huntington Memorial Hospital Ser 2005	5.00		07/01/27	1,669,299
14,000	Duarte, City of Hope National Medical Center Ser 1999 A COPs	5.25		04/01/19	14,305,200
5,000	Loma Linda, Loma Linda University Medical Center, Ser 2005 A	5.00		12/01/20	5,132,750
7,500	Madera County, Valley Children’s Hospital Ser 1995 COPs (MBIA)	6.50		03/15/15	8,639,625
4,000	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center Ser 1997 A COPs (MBIA)	5.25		07/01/17	4,151,480
2,000	San Diego County, Burnham Institute for Medical	5.00		09/01/34	1,988,800
7,890	University California, UCLA Medical Center Ser 2004 A (Ambac)	5.00		05/15/39	8,102,557
78,615					81,725,525

	Industrial Development/Pollution Control Revenue (3.6%)
	California County Tobacco Securitization Agency,
5,000	Los Angeles County Securitization Corp Ser 2006	0.00	††	06/01/28	3,920,350
1,000	Merced County Tobacco Funding Corporation, Ser 2005 A	5.25		06/01/45	984,400
3,000	Sonoma County Securitization Corporation, Ser 2005	5.125		06/01/38	2,921,400
1,000	Sonoma County Securitization Corporation, Ser 2005	5.25		06/01/45	984,400
5,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90		06/01/14	5,687,000
5,000	Tobacco Securitization Authority of Northern California,	5.50		06/01/45	5,051,600
	Sacramento County Tobacco Securitization Corp Ser 2005 A-1
20,000					19,549,150

	Mortgage Revenue - Multi-Family (0.1%)
755	California Housing Finance Agency, Rental II 1992 Ser B	6.70		08/01/15	760,700

	Mortgage Revenue - Single Family (0.2%)
630	California Housing Finance Agency, 1995 Ser B-2 (AMT)	6.30		08/01/24	634,404
	California Rural Home Financing Authority,
70	Home 1997 Ser D-CL 5 (AMT)	6.70		05/01/29	70,335
125	1997 Ser A-2 (AMT)	7.00		09/01/29	128,195
130	Home 1998 Ser A (AMT)	6.35		12/01/29	132,341
955					965,275

	Public Facilities Revenue (4.1%)
4,000	Anaheim Public Financing Authority, 1997 Ser C (FSA)	6.00		09/01/16	4,580,800
	California Public Works Board,
2,000	Butterfield State Office 2005 Ser A	5.25		06/01/30	2,101,560
10,000	Department of Corrections Refg 1993 Ser A (Ambac)	5.00		12/01/19	10,610,800
1,010	Sacramento City Financing Authority, 2002 Ser A (FSA)	5.25		12/01/17	1,086,669
5,000	Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)	0.00	††	07/01/31	3,928,950
22,010					22,308,779

	Tax Allocation Revenue (8.3%)
1,500	Fontana Public Finance Authority, Ser 2003 A (Ambac)	5.375		09/01/25	1,603,815
	Long Beach Bond Finance Authority,
3,205	Downtown North Long Beach 2002 Ser A (Ambac)	5.375		08/01/19	3,465,438
2,380	Downtown North Long Beach 2002 Ser A (Ambac)	5.375		08/01/20	2,562,332
20,000	Long Beach Financing Authority, Ser 1992 (Ambac)	6.00		11/01/17	22,769,600
4,000	Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA)	5.00		04/01/33	4,117,760
	San Jose Redevelopment Agency,
8,000	Ser 1999 (Ambac)	4.75		08/01/23	8,069,440
3,000	Merged Area Ser 2002 (MBIA)	5.00		08/01/32	3,077,820
42,085					45,666,205

	Transportation Facilities Revenue (15.9%)
10,000	Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A (MBIA)	5.25		10/01/21	10,555,300
4,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2001 Ser D	5.00		04/01/18	4,193,520
3,000	California Infrastructure and Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)	5.25		07/01/21	3,208,470

	Foothill/Eastern Transportation Corridor Agency,
5,000	Toll Road Ser 1999 (MBIA)	5.125		01/15/19		5,261,050
14,000	Toll Road Ser 1999	0.00	††	01/15/23		12,267,500
5,000	Orange County, Airport Refg Ser 1997 (AMT) (MBIA)	5.50		07/01/11		5,185,100
	Port of Oakland,
5,200	Ser 2002 M (FGIC)	5.25		11/01/19		5,603,936
2,000	Ser 2002 M (FGIC)	5.25		11/01/20		2,146,480
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Second Ser Refg Issue 27B (FGIC)	5.125		05/01/26		5,245,250
9,500	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (Ambac)	4.75		07/01/23		9,641,740
	San Joaquin Hills Transportation Corridor Agency,
6,000	Toll Road Refg Ser 1997 A (MBIA)	0.00		01/15/15		4,134,960
10,000	Toll Road Senior Lien Ser 1993	5.00		01/01/33		9,475,800
10,000	San Jose, Airport Ser 2001 A (FGIC)	5.00		03/01/25		10,237,900
88,700						87,157,006

	Water & Sewer Revenue (19.2%)
20,000	California Department of Water Resources, Center Valley Ser Y (FGIC)	5.00		12/01/25		20,792,000
4,000	Corona Public Financing Authority, Water Ser 1998 (FGIC)	4.75		09/01/23		4,061,920
10,000	East Bay Municipal Utility District, Water Ser 2001 (MBIA)	5.00		06/01/26		10,330,900
8,000	Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs (FGIC)	4.75		07/01/23		8,074,480
	Los Angeles Department of Water & Power,
5,000	Water 2001 Ser A	5.125		07/01/41		5,124,100
5,000	Water 2003 Ser A (FGIC)	5.00		07/01/43		5,129,600
20,000	Los Angeles Wastewater, Refg Ser 2003 B (FSA)	5.00		06/01/22		20,892,000
5,000	San Diego County Water Authority, Ser 2004 A (FSA)	5.00		05/01/29		5,209,150
10,000	San Diego Public Facilities Authority, Sewer Ser 1993 A	5.25		05/15/20		10,005,300
4,525	San Francisco City & County, Ser A (MBIA)	5.00		11/01/21		4,586,585
5,650	San Francisco Public Utilities Commission, Water 2002 Ser A (MBIA)	5.00		11/01/20		5,939,280
5,000	West Basin Municipal Water District, Refg Ser 2003 A COPs (MBIA)	5.00		08/01/30		5,165,400
102,175						105,310,715

	Other Revenue (2.8%)
10,000	California Economic Recovery, Ser 2004 A	5.00		07/01/16		10,565,700
	Golden State Tobacco Securitization Corporation,
1,000	Enhanced Asset Backed Ser 2005 A (Ambac)	5.00		06/01/21		1,038,400
4,000	Enhanced Asset Backed Ser 2005 A	5.00		06/01/45		4,068,880
15,000						15,672,980

	Refunded (3.9%)
10,000	California Department of Water Resources, Power Supply Ser 2002 A**	5.375		05/01/12	†	10,977,800
10,000	Sacramento Financing Authority, Water & Capital Impr 2001 Ser A (Ambac)	5.00		12/01/11	†	10,402,900
20,000						21,380,700

512,430	Total California Tax-Exempt Municipal Bonds (Cost $504,013,731)					529,451,403

	Short-Term California Tax-Exempt Municipal Obligations (2.3%)
1,695	Newport Beach, Hoag Memorial Hospital Presbyterian 1992 Ser (Demand 04/03/06)	3.11	*	10/01/22		1,695,000
4,700	Pittsburg Redevelopment Agency, Los Medanos County, Ser A (Ambac) (Demand 04/03/06)	3.14	*	09/01/35		4,700,000
6,000	San Diego County Water Authority, Ser 1991 B COPs CARs (MBIA)	9.24	‡	04/27/06	†	6,262,860
12,395	Total Short-Term California Tax-Exempt Municipal Obligations (Cost $12,373,852)					12,657,860

$524,825	Total Investments (Cost $516,387,583) (a) (b)	98.7%	542,109,263

	Other Assets in Excess of Liabilities	1.3	6,933,754

	Net Assets	100.0%	$549,043,017

AMT	Alternative Minimum Tax.
CARs	Complementary Auction Rate Certificates.
COPs	Certificates of Participation.
*	Current coupon of variable rate demand obligation.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $130,000.
†	Prerefunded to call date shown.
††	Security is a “step-up” bond where the coupon fluctuates on a predetermined date.
‡

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on  the related security changes. Positions in inverse floating rate municipal obligations have a total value of $13,286,520 which represents 2.4% of net assets.

(a)	Securities have been designated as collateral in an amount equal to $31,503,204 in connection with open futures contracts.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $26,746,320 and the aggregate gross unrealized depreciation is $653,152, resulting in net unrealized appreciation of $26,093,168.

Bond Insurance:

Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006